Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
(12)	Related Party Transactions

The Company conducts transactions its with directors and executive officers, including companies in which such directors and executive officers have a beneficial interest, in the normal course of business. It is the Company’s policy to comply with federal regulations that require that loan and deposit transactions with directors and executive officers be made on substantially the same terms as those prevailing at the time for comparable loans and deposits to other persons. At December 31, 2014 and 2013, deposits from directors, executive officers and their related interests aggregated approximately $24,746,000 and $8,737,000, respectively. These deposits were taken in the normal course of business at market interest rates. The following is a summary of activity for related party loans for 2014:

Balance at December 31, 2013	$518
New loans	268
Repayments	(210)
Changes in related parties	2,261

Balance at December 31, 2014	$2,837